PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017		Mar. 31, 2016
Prepaid Expense And Other Receivables [Line Items]
Prepaid expenses and other receivables	$ 117,972	$ 68,484		$ 87,979
Prepaid insurance	19,671	136,896		107,259
Sales taxes receivable	31,644	22,667	[1]	36,495	[1]
Prepaid Expense and Other Assets	$ 169,287	$ 228,047		$ 231,733

[1]	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.